Debt and Borrowings - Schedule of Long Term Debt and Borrowings (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	$ 4,824,943	$ 5,131,422		$ 6,148,675
Less: Current portion	1,156,084	508,731		230,419
Long term debt and borrowings	3,668,859	4,622,691	[1]	5,918,256
Interest payable	66,084	86,231		30,419
Simple credit line joint and several obligation with BBVA [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	1,355,000	1,500,000
Two-tranche sustainability bond [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	1,493,237	1,488,830		1,485,545
Simple credit line with HSBC [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	902,500	950,000
Two-tranche bond, with maturities [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	808,122	806,361
Credit line with BBVA [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	120,000	300,000
Credit line agreement with HSBC México, S.A. [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	80,000
Credit line with Banamex [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt				200,000
Simple credit line with Banamex [Member]
Schedule of Long Term Debt and Borrowings [Line Items]
Total debt				$ 4,432,711

[1]	Details of the restatement are shown in note 2b.